Share Capital	6 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
SHARE CAPITAL
21.	SHARE CAPITAL

The Company has authorised share capital of 500,000,000 shares with a par value of $0.001 per share.

	31 December 2024 No of shares	31 December 2024 $
Opening balance	80,994,098	51,508,320
Issue of shares Tanbreez acquisition (i)	8,395,523	90,000,000
Issue of shares suppliers	100,000	489,579
Total share capital	89,489,621	141,997,899

	30 June 2024 No of shares	30 June 2024 $
Opening balance	100	39,414
Cancellation of shares upon completion of business combination	(100)	-
Issue of shares upon completion of business combination Transaction (ii)	78,517,582	78,518
Issue of shares upon conversion of warrants (iii)	2,476,516	2,476
Share premium reserve	-	51,387,912
Total share capital	80,994,098	51,508,320

(i)	During the half year ended 31 December 2024, the following shares were issued on the completion of the business combination:

◾	8,395,523 shares for the completion of stage 1 interest in Tanbreez (note 12)

◾	100,000 shares to Bellatrix Corporate Pty Ltd for the provision of accounting services to the Company (note 24)

(ii)	During the year ended 30 June 2024, the following shares were issued on the completion of the business combination:

◾	91,999 shares to existing Sizzle public stockholders
◾	3,368,750 shares to Sizzle initial stockholders, which included Sizzle directors and offices

◾	1,322,850 shares to Cantor (1,247,250 shares, consisting of the 1,200,000 shares as compensation to Cantor in connection with the deferred underwriting fee and 47,250 representative shares which Cantor purchased in a private placement in connection with the Sizzle IPO) and EBC (consisting of the 75,600 EBC Shares).

◾	4,149,000 shares to the PIPE Investors pursuant to the Subscription Agreements

◾	1,796,600 shares to vendors and services providers pursuant to fee modification agreements entered into (775,000 to suppliers for services provided and 1,021,600 in respect to the repayment of loans)

◾	67,788,383 to European Lithium Ltd pursuant to the Merger agreements of the Transaction.

(iii)	During the year ended 30 June 2024, the following shares were issued upon the exercise of warrants:

◾	On 15 April 2024, the Company issued 5,360 shares ($11.50 each expiring 27 February 2029)

◾	On 6 May 2024, the Company issued 6,465 shares ($11.50 each expiring 27 February 2029)

◾	On 3 June 2024, the Company issued 3,015 shares ($11.50 each expiring 27 February 2029)

◾	On 10 June 2024, the Company issued 1 share ($11.50 each expiring 27 February 2029)

◾	On 17 June 2024, the Company issued 600 shares ($10.00 each expiring 27 May 2025)

◾	On 24 June 2024, the Company issued 1 share ($11.50 each expiring 27 February 2029)

◾	On 21 June 2024, the Company issued 2,000 shares ($11.50 each expiring 27 February 2029)

◾	On 25 June 2024, the Company issued 5,000 shares ($11.50 each expiring 27 February 2029)

◾	On 27 June 2024, the Company issued 25,000 shares ($11.50 each expiring 27 February 2029)

◾	On 28 June 2024, the Company issued 29,674 shares ($11.50 each expiring 27 February 2029)

As at 30 June 2024, funds in respect to the exercise of warrants on the 21 June 2024, 25 June 2024, 27 June 2024 and 28 June 2024 totalling $709,251 had not been received and were accounted for as a receivable (note 7).

Terms and conditions of contributed equity

Fully paid ordinary shares have the right to receive dividends as declared and, in the event of winding up the Company, to participate in the proceeds from sale of all surplus assets in proportion to the number of paid up shares held.

Fully paid ordinary shares entitle their holder to one vote, either in person or by proxy, at any shareholders’ meeting of the Company.

At 31 December 2024, all shares on issue in the Company are fully paid.